American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2025

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.1%
Diversified Bond Fund Investor Class	22,990,092	213,807,856
High Income Fund Investor Class	1,313,724	11,534,495
Inflation-Adjusted Bond Fund Investor Class	8,695,815	94,349,593
Short Duration Fund Investor Class	6,774,881	66,868,078
Short Duration Inflation Protection Bond Fund Investor Class	5,210,156	55,540,262
		442,100,284
Domestic Equity Funds — 32.8%
Focused Large Cap Value Fund Investor Class	7,073,863	78,236,930
Growth Fund Investor Class	813,192	55,801,219
Heritage Fund Investor Class	1,571,589	41,427,095
Large Cap Equity Fund Investor Class	1,709,432	100,856,478
Mid Cap Value Fund Investor Class	3,001,942	48,991,691
Select Fund Investor Class	101,520	14,660,538
Small Cap Dividend Fund Investor Class	979,157	9,634,904
Small Cap Growth Fund Investor Class	486,603	11,386,502
		360,995,357
International Fixed Income Funds — 15.5%
Emerging Markets Debt Fund Investor Class	2,418,790	22,905,940
Global Bond Fund Investor Class	16,705,393	147,842,728
		170,748,668
International Equity Funds — 11.6%
Global Real Estate Fund Investor Class	1,638,041	22,490,297
International Growth Fund Investor Class	3,299,225	46,816,003
International Small-Mid Cap Fund Investor Class	972,884	11,382,745
International Value Fund Investor Class	4,241,549	46,784,284
		127,473,329
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $930,516,681)		1,101,317,638
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,101,317,638

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$208,034	$2,327	$502	$3,949	$213,808	22,990	$(66)	$2,327
High Income Fund	11,672	192	448	118	11,534	1,314	(36)	193
Inflation-Adjusted Bond Fund	93,950	—	1,978	2,378	94,350	8,696	(172)	—
Short Duration Fund	67,506	762	1,763	363	66,868	6,775	(89)	762
Short Duration Inflation Protection Bond Fund	56,764	—	1,834	610	55,540	5,210	85	—
Focused Large Cap Value Fund	75,186	1,691	377	1,737	78,237	7,074	137	332
Growth Fund	49,874	628	—	5,299	55,801	813	—	—
Heritage Fund	43,062	—	1,391	(244)	41,427	1,572	88	—
Large Cap Equity Fund	94,579	—	167	6,444	100,856	1,709	70	—
Mid Cap Value Fund	50,005	185	1,986	788	48,992	3,002	(103)	185
Select Fund	14,662	—	1,233	1,232	14,661	102	315	—
Small Cap Dividend Fund	9,732	51	—	(148)	9,635	979	—	51
Small Cap Growth Fund	10,671	—	(1)	715	11,387	487	—	—
Emerging Markets Debt Fund	23,786	507	2,455	1,068	22,906	2,419	(247)	507
Global Bond Fund	145,001	1,840	378	1,380	147,843	16,705	(46)	1,840
Global Real Estate Fund	21,547	—	25	968	22,490	1,638	—	—
International Growth Fund	46,955	62	2,029	1,828	46,816	3,299	435	—
International Small-Mid Cap Fund	12,314	—	1,548	617	11,383	973	207	—
International Value Fund	47,754	—	2,857	1,887	46,784	4,242	1,095	—
	$1,083,054	$8,245	$20,970	$30,989	$1,101,318	89,999	$1,673	$6,197
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.